Debt (Details) - Schedule of debt outstanding - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Schedule Of Debt Outstanding [Abstract]
Convertible notes payable - related parties		$ 550,000
Debt issuance costs		(107,040)
Total convertible debt		442,960
Convertible note payable		575,000
Debt issuance costs		(464,620)
Total convertible debt		110,380
Promissory note payable		250,000
Debt issuance costs		(206,272)
Total convertible debt		43,728
Total debt, net		597,068
Previously Reported [Member]
Schedule Of Debt Outstanding [Abstract]
Convertible notes payable - related parties		550,000
Debt issuance costs		(107,040)
Total convertible debt		442,960
Convertible note payable		575,000
Debt issuance costs		(464,620)
Total convertible debt		110,380
Promissory note payable		26,404
Debt issuance costs		250,000
Total convertible debt		276,404
Total debt, net		$ 829,744